Segments Results	6 Months Ended
Jun. 30, 2013
Segments Results [Abstract]
Segment Results
Note 2 – Segments Results

The Company's segments are strategic business units that offer different communication services and are managed accordingly.
The Company analyzes its operating segments based on the segment's gross profit. The Company has two reportable segments: (1) Content management and distribution services to television and radio broadcasting industries (hereinafter – content management and distribution services), and (2) Mobile satellite communications services.

Management evaluates each segment's performance based upon revenues and gross profit. Management believes such discussions are the most informative representation of how management evaluates performance. Business segments revenues and gross profit are presented below.

The following Tables show components of results of operations by segment:

Six months ended June 30, 2013 (unaudited)

	Mobile Satellite Services	Content management and distribution services	Total
Revenues	$5,280	$53,463	$58,743

Gross profit	$1,146	$13,268	$14,414

Sales and marketing			$4,530
General and administration			$5,199

Operating income			$4,685

Financial expenses net			$(269)

Income before taxes on income			$4,416

Depreciation and amortization	$160	$4,134	$4,294

Six month ended June 30, 2012 (unaudited):

	Mobile Satellite Services	Content management and distribution services	Total
Revenues	$4,129	$51,398	$55,527

Gross profit	$512	$12,289	$12,801

Sales and marketing			$3,347
General and administration			$5,025

Operating income			$4,429

Financial income net			$380

Income before taxes on income			$4,809

Depreciation and amortization	$168	$4,268	$4,436

Three months ended June 30, 2013 (unaudited)

	Mobile Satellite Services	Content management and distribution services	Total
Revenues	$2,587	$26,899	$29,486

Gross profit	$564	$6,786	$7,350

Sales and marketing			$2,276
General and administration			$2,694

Operating income			$2,380

Financial income net			$3

Income before taxes on income			$2,383

Depreciation and amortization	$80	$2,062	$2,142

Three month ended June 30, 2012 (unaudited):

	Mobile Satellite Services	Content management and distribution services	Total
Revenues	$2,155	$25,913	$28,068

Gross profit	$270	$6,397	$6,667

Sales and marketing			$1,736
General and administration			$2,455

Operating income			$2,476

Financial income net			$(561)

Income before taxes on income			$1,915

Depreciation and amortization	$84	$2,147	$2,231

Year ended December 31, 2012 (audited)

	Mobile Satellite Services	Content management and distribution services	Total
Total revenue	$8,956	$104,444	$113,400

Gross profit	$1,587	$25,560	$27,147

Sales and marketing			$7,388
General and administration			$10,106

Operating income			$9,653

Financial income net			$1,522

Other expenses (net)			$(1)

Income before taxes on income			$11,174

Depreciation and amortization	$536	$8,347	$8,883

Revenue by geographic areas

					Year ended
	Six months ended June 30		Three months ended		December 31
	2013	2012	2013	2012	2012
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(audited)

North America	$17,902	$15,842	$9,055	$7,954	$32,844
Europe	23,190	23,449	11,534	11,677	48,325
Asia	6,327	5,119	3,264	2,621	10,578
Israel	4,777	4,591	2,174	2,431	8,908
Middle East (other than Israel)	4,710	5,293	2,368	2,672	10,006
Rest of the world	1,837	1,233	1,091	713	2,739

	$58,743	$55,527	$29,486	$28,068	$113,400